Document and Entity Information	12 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Central Index Key	0000357159
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Mar. 31, 2013